Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VII
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	pstvii_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS FOR
PIONEER GLOBAL AGGREGATE BOND FUND, DATED MARCH 1, 2013

The Board of Trustees of Pioneer Global Aggregate Bond Fund has approved certain changes to the fund's investment objective, strategies and portfolio management. As part of the changes, the fund will be able to invest to a greater extent in below investment grade securities. The fund will be renamed Pioneer Global Multisector Income Fund. The changes are effective as of August 1, 2013.

The following supplements the information presented in the prospectus:

FUND SUMMARY

The following replaces the sections titled "Investment objective" and "Principal investment strategies:"

INVESTMENT OBJECTIVE

High level of current income.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities of issuers located throughout the world. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such debt securities. Normally, the fund invests at least 40% of its net assets in issuers located outside of the United States, including emerging market issuers. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The adviser allocates the fund among three segments - or sectors - of the debt markets:

-     Below investment grade (high yield or "junk bond") securities of U.S. and non-U.S. issuers
-     Investment grade securities of U.S. issuers
-     Investment grade securities of non-U.S. issuers

The adviser's allocations among the segments of the debt markets depend upon its outlook for economic, interest rate and political trends. At any given time, the fund may have a substantial amount of its assets in any one of such segments.

The fund's portfolio consists of securities of corporate or government issuers located in at least three countries, one of which may be the United States.

The fund may invest up to 70% of its net assets in debt securities rated below investment grade or, if unrated, of equivalent credit quality as determined by the adviser. Up to 20% of the fund's net assets may be invested in debt securities rated below CCC by Standard & Poor's Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The fund's investment in debt securities rated below investment grade may include debt securities rated "D" or better, or comparable unrated securities. Debt securities rated "D" are in default.

The fund may invest a substantial portion of its assets in mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities. Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. The fund may invest a portion of its assets in subordinated debt securities and event-linked bonds.

The fund may invest in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund's currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique. The fund may take long or short positions with respect to a particular currency through a derivative position, such as a forward foreign currency exchange contract.

The adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, global monetary policy and the relative value of global currencies. Once the adviser determines the preferable portfolio characteristics, the adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The adviser also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. Pioneer actively manages the fund's currency exposures based on its analysis of the relative value of currencies, considering such factors as the global macroeconomic environment, global monetary policy and geopolitical factors. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

The fund may, but is not required to, use derivatives, such as credit default swaps, futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and bond and interest rate futures. The fund may use derivatives for a variety of purposes, including, as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.

The fund also may enter into credit default swaps, which can be used to acquire or to transfer the credit risk of a security without buying or selling the security.

The following supplements the section titled "Principal risks of investing in the fund:"

CURRENCY RISK. Because the fund may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the fund is subject to currency risk, meaning that the fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. To the extent that the fund enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets. The fund's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets, and the adviser's judgment regarding the direction of changes in currency exchange rates.
Pioneer Global Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstvii_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS FOR
PIONEER GLOBAL AGGREGATE BOND FUND, DATED MARCH 1, 2013

The Board of Trustees of Pioneer Global Aggregate Bond Fund has approved certain changes to the fund's investment objective, strategies and portfolio management. As part of the changes, the fund will be able to invest to a greater extent in below investment grade securities. The fund will be renamed Pioneer Global Multisector Income Fund. The changes are effective as of August 1, 2013.

The following supplements the information presented in the prospectus:

FUND SUMMARY

The following replaces the sections titled "Investment objective" and "Principal investment strategies:"

INVESTMENT OBJECTIVE

High level of current income.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities of issuers located throughout the world. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such debt securities. Normally, the fund invests at least 40% of its net assets in issuers located outside of the United States, including emerging market issuers. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The adviser allocates the fund among three segments - or sectors - of the debt markets:

-     Below investment grade (high yield or "junk bond") securities of U.S. and non-U.S. issuers
-     Investment grade securities of U.S. issuers
-     Investment grade securities of non-U.S. issuers

The adviser's allocations among the segments of the debt markets depend upon its outlook for economic, interest rate and political trends. At any given time, the fund may have a substantial amount of its assets in any one of such segments.

The fund's portfolio consists of securities of corporate or government issuers located in at least three countries, one of which may be the United States.

The fund may invest up to 70% of its net assets in debt securities rated below investment grade or, if unrated, of equivalent credit quality as determined by the adviser. Up to 20% of the fund's net assets may be invested in debt securities rated below CCC by Standard & Poor's Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The fund's investment in debt securities rated below investment grade may include debt securities rated "D" or better, or comparable unrated securities. Debt securities rated "D" are in default.

The fund may invest a substantial portion of its assets in mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities. Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. The fund may invest a portion of its assets in subordinated debt securities and event-linked bonds.

The fund may invest in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund's currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique. The fund may take long or short positions with respect to a particular currency through a derivative position, such as a forward foreign currency exchange contract.

The adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, global monetary policy and the relative value of global currencies. Once the adviser determines the preferable portfolio characteristics, the adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The adviser also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. Pioneer actively manages the fund's currency exposures based on its analysis of the relative value of currencies, considering such factors as the global macroeconomic environment, global monetary policy and geopolitical factors. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

The fund may, but is not required to, use derivatives, such as credit default swaps, futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and bond and interest rate futures. The fund may use derivatives for a variety of purposes, including, as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.

The fund also may enter into credit default swaps, which can be used to acquire or to transfer the credit risk of a security without buying or selling the security.

The following supplements the section titled "Principal risks of investing in the fund:"

CURRENCY RISK. Because the fund may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the fund is subject to currency risk, meaning that the fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. To the extent that the fund enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets. The fund's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets, and the adviser's judgment regarding the direction of changes in currency exchange rates.